Income Taxes - Income Tax Loss Carryforwards (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 2,458	$ 4,219
Income tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,170,258	$ 1,376,500
Income tax loss carryforwards | 2027 - 2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	210,927
Income tax loss carryforwards | 2032 - 2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	197,109
Income tax loss carryforwards | 2037 - 2041
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	528,595
Income tax loss carryforwards | 2042 - 2046
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	105,281
Income tax loss carryforwards | Foreign Unlimited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 128,346